SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					06/30/06
FILER
	CIK		0001093694
	CCC		vi$9evuz

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: JUNE 30, 2006

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 07/27/06

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	68
Form 13F Information Table Value Total:	$433,910 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

Abbott Labs         COM    002824100      6861 157331SH       sole           157331           0
Alliant Tech SystemsCOM    018804104      2370  31035SH       sole            31035           0
Anheuser Busch      COM    035229103     14094 309147SH       sole           309147           0
Associated Bancorp  COM    045487105      2816  89325SH       sole            79965        9360
Automatic Data Proc COM    053015103      7317 161349SH       sole           157879        3470
CNA Financial       COM    126117100     10512 318924SH       sole           306899       12025
Cadbury Schweppes   COM    127209302     10056 259031SH       sole           247891       11140
Chevron Corp.       COM    166764100     12351 199023SH       sole           195363        3660
Cimarex Energy      COM    171798101     12838 298554SH       sole           285174       13380
Coca Cola           COM    191216100       427   9915SH       sole             9915           0
Comerica            COM    200340107      9282 178525SH       sole           170600        7925
ConocoPhillips      COM    20825C104      2778  42391SH       sole            40719        1672
Cooper Companies    COM    216648402      2942  66415SH       sole            58735        7680
Dell Inc.           COM    24702R101      6982 285444SH       sole           280344        5100
Deluxe Corp         COM    248019101      2153 123155SH       sole           109635       13520
Dollar General      COM    256669102      2415 172730SH       sole           152880       19850
Edwards, AG         COM    281760108      2300  41585SH       sole            35545        6040
Energy East         COM    29266M109      1108  46285SH       sole            35030       11255
Energy Select Spdrs COM    81369Y506       104   1840SH       sole             1840           0
Erie Indemnity      COM    29530P102      2348  45150SH       sole            40490        4660
Exxon Mobil         COM    30231G102      2367  38576SH       sole            38576           0
Fed Nat'l Mtg. AssocCOM    313586109      6914 143738SH       sole           141188        2550
Federal Agric. Mtge COM    313148306      2479  89495SH       sole            82850        6645
Gannett Company     COM    364730101     13649 244029SH       sole           235324        8705
General Dynamics    COM    369550108      2236  34152SH       sole            33212         940
General Electric    COM    369604103     10116 306920SH       sole           301370        5550
General Mills       COM    370334104     13041 252442SH       sole           242577        9865
Health Management AsCOM    421933102      8730 442905SH       sole           424020       18885
Heinz (HJ) Co.      COM    423074103     16330 396156SH       sole           381331       14825
Home Depot          COM    437076102      7725 215839SH       sole           211944        3895
Honda Motors        COM    438128308       416  13085SH       sole            13085           0
IMS Healthcare      COM    449934108     15215 566680SH       sole           544540       22140
Intel Corp          COM    458140100        65   3400SH       sole             3400           0
Investors Financial COM    461915100     14297 318417SH       sole           306117       12300
Kimberly Clark      COM    494368103     12345 200085SH       sole           196460        3625
Lancaster Colony Cp COM    513847103      2844  72054SH       sole            69459        2595
Lilly (eli)         COM    532457108      6675 120767SH       sole           118847        1920
Liz Claiborne       COM    539320101      1184  31940SH       sole            26715        5225
Logitech            COM    541419107      5297 136495SH       sole           128190        8305
Microsoft Corp.     COM    594918104     15977 685701SH       sole           673486       12215
Molson Coors        COM    60871R209      2936  43260SH       sole            39110        4150
NTT Docomo ADR      COM    62942M201      6840 466580SH       sole           458300        8280
Nabors Industries   COM    G6359F103      2360  69834SH       sole            64574        5260
Newell Rubbermaid   COM    651229106      2666 103220SH       sole            96315        6905
Newmont Mining      COM    651639106       214   4050SH       sole             4050           0
Northrop Grumman    COM    666807102     13538 211336SH       sole           204301        7035
PartnerRe Ltd       COM    G6852T105     12205 190553SH       sole           182913        7640
Petro-Canada        COM    71644E102      8697 183450SH       sole           179965        3485
Pfizer, Inc         COM    717081103      6394 272454SH       sole           267344        5110
Plantronics         COM    727493108      3416 153785SH       sole           138115       15670
R1000 I Shares      COM    464287598        58    800SH       sole              800           0
R Midcap Val I ShareCOM    464287473        41    310SH       sole              310           0
Radioshack          COM    750438103      1969 140625SH       sole           124560       16065
Royal Dutch PetroleuCOM    780259206     14076 210151SH       sole           206351        3800
Sensient Tech       COM    81725T100      5211 249204SH       sole           236109       13095
Sigma-Aldrich       COM    784117103      1444  19885SH       sole            16465        3420
St. Paul Travelers  COM    792860108     10930 245178SH       sole           236598        8580
State Auto FinancialCOM    855707105      2339  71885SH       sole            64565        7320
Streetracks Gold    COM    863307104       233   3800SH       sole             3800           0
Symantec            COM    871503108     11372 731782SH       sole           703647       28135
Timberland          COM    887100105      6957 266545SH       sole           254300       12245
Torchmark           COM    891027104     10634 175138SH       sole           167543        7595
Tribune Company     COM    896047107     12134 374147SH       sole           356587       17560
US Bancorp          COM    902973304     10215 330803SH       sole           324933        5870
Universal Corp      COM    913456109      2813  75580SH       sole            67745        7835
Wal-Mart Stores     COM    931142103     10533 218654SH       sole           215084        3570
Wm. Wrigley Co.     COM    982526105      3427  75547SH       sole            67577        7970
Wyeth               COM    983024100       302   6800SH       sole             6800           0
                                      433,910